Commitments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	$ 132.9	$ 141.6
2018 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	5.2
2019 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	36.5
2020 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	73.0
2021
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	$ 18.2
Office equipment [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Terms of operating lease commitments	one to 10 years
Vehicles [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Terms of operating lease commitments	three and four years